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[AIM LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   June 23, 2000


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, D.C. 20549

   Re:        AIM International Funds, Inc.
              CIK No. 0000880859

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM International Funds, Inc. (the "Fund") that the form of Prospectus relating to AIM Asian Growth Fund, the form of Prospectus relating to AIM European Development Fund, the form of Prospectus relating to AIM Global Aggressive Growth Fund, the form of Prospectus relating to AIM Global Growth Fund, the form of Prospectus relating to AIM Global Income Fund, the form of Prospectus relating to AIM International Equity Fund, and the form of Statement of Additional Information relating to AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund, and AIM International Equity Fund that would have been filed under the Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 21 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 21 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on June 20, 2000.

   Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713) 214-1639.

   Very truly yours,

   /s/ P. MICHELLE GRACE

   P. Michelle Grace
   Vice President,
   Assistant General Counsel
   and Assistant Secretary

A Member of the AMVESCAP Group